N-2 - USD ($)				3 Months Ended
		Sep. 05, 2024	Aug. 28, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001263994
Amendment Flag		false
Entity Inv Company Type		N-2
Document Type		N-2ASR
Entity Registrant Name		Reaves Utility Income Fund
Entity Address, Address Line One		1700 Broadway
Entity Address, Address Line Two		Suite 1850
Entity Address, City or Town		Denver
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80290
City Area Code		800
Local Phone Number		644-5571
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses (as a percentage of offering price)
Sales Load[1]	—
Offering Expenses Borne by Common Shareholders[1]	0.00%[6]
Dividend Reinvestment Plan Fees[2]	None

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses	Percentage of Net Assets Attributable to Common Shares[1]
Investment Advisory Fees[3]	0.72%
Interest Payments on Borrowed Funds[4]	1.58%
Other Expenses[5]	0.23%
Total Annual Fund Operating Expenses	2.53%

(1)	If common shares to which this Prospectus relates are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.

(2)	There will be no brokerage charges with respect to common shares of beneficial interest issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your common shares held in a dividend reinvestment account.

(3)	The investment advisory fee is charged as a percentage of the Fund’s average daily total assets.

(4)	Assumes the use of leverage in the form of borrowing under the Credit Agreement representing 20.3% of the Fund’s total assets as of April 30, 2024 (including any additional leverage obtained through the use of borrowed funds) at an average annual interest rate cost to the Fund of 5.99%.

(5)	Other Expenses are estimated based on estimated amounts for the current fiscal year.

(6)	Amount represents less than 0.00% of the offering price.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example

The purpose of the following table is to help a holder of common shares understand the fees and expenses that such holder would bear directly or indirectly. The following example illustrates the expenses that you would pay on a $1,000 investment in common shares of the Fund assuming (1) that the Fund incurs total annual expenses of 2.53% of its net assets in years 1 through 10 (assuming borrowing equal to 20.3% of the Fund’s total assets) and (2) a 5% annual return.

1 Year	3 Years	5 Years	10 Years

$26	$79	$134	$286

The example should not be considered a representation of future expenses or rate of return and includes the expenses of the offering. Actual expenses may be higher or lower than those shown. The example assumes that the estimated “Other Expenses” set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Purpose of Fee Table , Note [Text Block]		The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in common shares of the Fund would bear, directly or indirectly. The table is based on the capital structure of the Fund as of April 30, 2024.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		Other Expenses are estimated based on estimated amounts for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]		The investment advisory fee is charged as a percentage of the Fund’s average daily total assets.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND POLICIES

General

The Fund’s investment objective is to provide a high level of after-tax income and total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues this objective by investing at least 80% of its total assets in the securities of domestic and foreign companies involved to a significant extent in providing products, services or equipment for (i) the generation or distribution of electricity, gas or water, (ii) telecommunications activities or (iii) infrastructure operations, such as airport, toll roads and municipal services (“Utilities” or the “Utility Industry”). A company will be deemed to be involved in the Utility Industry to a significant extent if at least 50% of its assets, gross income or profits are committed to or derived from activities in the areas described above. The remaining 20% of the Fund’s total assets may be invested in other securities including stocks, debt obligations, money market securities and money market instruments, as well as certain derivative instruments (as described in “Investment Techniques” below) and other investments. Moreover, should extraordinary conditions affecting the Utility Industry or securities markets as a whole warrant, the Fund may temporarily hold cash or be primarily invested in money market instruments. When the Fund is invested in these instruments for temporary or defensive purposes, it may not be pursuing its investment objective.

The Fund may invest in debt securities if deemed advisable by Reaves to increase income or total return or reduce risk. Reaves retains broad discretion to alter the allocation of the Fund’s investments among common stocks, preferred stocks and debt securities in the manner it believes will best effectuate the Fund’s investment objective.

The Fund seeks dividend income that qualifies for favorable federal income tax treatment. Under current federal income tax law, tax-advantaged dividends received by individual shareholders are taxed at rates equivalent to long-term capital gain tax rates, which reach a maximum of 20%. Tax-advantaged dividends generally include dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. The Fund generally can pass the tax treatment of tax-advantaged dividends it receives through to its common shareholders. For the Fund to receive tax-advantaged dividend income, the Fund must hold stock paying an otherwise tax-advantaged dividend for more than 60 days during the 120-day period beginning 60 days before the ex-dividend date (or more than 90 days during the associated 180-day period, in the case of certain preferred stocks). In addition, the Fund cannot be obligated to make related payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. Similar provisions apply to each common shareholder’s investment in the Fund. In order for otherwise tax-advantaged dividends from the Fund received by a common shareholder to be taxable at long-term capital gains rates, the common shareholder must hold his or her Fund shares for more than 60 days during the 120-day period surrounding the ex-dividend date.

In addition to investing in stocks that pay tax-advantaged dividends, the Fund may also invest a portion of its assets in stocks and other securities that generate fully taxable ordinary income. For any year, so long as the Fund’s fully taxable ordinary income and net realized short-term gains are offset by expenses of the Fund, all of the Fund’s income distributions would be characterized as tax-advantaged dividends. There can be no assurance as to what portion of the Fund’s income distributions will be tax-advantaged.

The Fund may seek to enhance the level of tax-advantaged dividend income it receives by engaging in dividend capture trading. In a dividend capture trade, the Fund would sell a stock that it held past its ex-dividend date to purchase another stock paying a dividend before the next dividend of the stock being sold. By entering into such trades, the Fund could augment the amount of dividend income it receives over the course of a year. In order for dividends to qualify as tax-advantaged dividends, the Fund must comply with the holding period requirements described herein. The use of dividend capture strategies will expose the Fund to increased trading costs and potential for capital loss.

The investment policy of the Fund of investing at least 80% of the Fund’s total assets in common and preferred stocks and debt instruments of companies involved to a significant extent in the Utility Industry may be changed by the Board without shareholder approval. Common shareholders will, however, receive at least 60 days prior notice of any change in this policy.

The Fund may invest in securities of issuers located in countries other than the United States and may invest in such foreign securities without limitation. Investing in securities of foreign issuers, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Fund to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

The Fund’s investment objective may not be changed without shareholder approval. In addition, certain investment policies and restrictions of the Fund may not be changed without shareholder approval. See “Additional Investment Information and Restrictions” in the Statement of Additional Information.

Investment Strategy

The Fund invests primarily in dividend-paying common and preferred stocks that are producing what Reaves considers to be attractive current levels of tax-advantaged dividend income. Common stock investments are generally made if Reaves believes there is potential for growth of income and capital appreciation over time. Preferred stock investments take into consideration Reaves’ assessment of the interest rate sensitivity of the investments. The Fund may invest in debt securities where Reaves determines that such investments are advisable to increase income or total return or to reduce risk.

Reaves’ underlying investment belief is that stocks of companies with conservative capital structures, a solid balance sheet, a strong earnings outlook, secure and growing dividends and good relative market valuations will tend to outperform the market over the long term. A team of professionals at Reaves apply this investment approach in managing the Fund’s investment portfolio and allocating its investments among common and preferred stocks and other types of securities. Different groups within the team with specialized expertise in the Utility Industry and other market sectors are assigned responsibility for day-to-day management of different portions of the portfolio.

In making investment decisions, the portfolio managers utilize the expertise of and information provided by Reaves’ staff of research analysts. The analysts screen the equity universe and apply quantitative and qualitative analysis to identify mid-cap and large cap companies in the Utility Industry and other market sectors that meet Reaves’ general investment standards, provide critical products and services and pay above average dividends. The analysts also look for and evaluate informally on a daily basis and more formally at weekly meetings a variety of factors, including a company’s earnings and cash flow capabilities, dividend prospects and tax treatment of dividends, strength of business franchises and estimates of net value. In selecting investments from among companies recommended by the analysts, the portfolio managers also consider positive catalysts that may unlock market value, such as industry consolidation, management and regulatory change and other developments that may result in future broad market recognition. Many of the considerations entering into the analysts’ recommendations and the portfolio managers’ decisions are subjective.

The Fund’s portfolio is actively managed and securities may be bought or sold on a daily basis. Investments are added to the portfolio if they satisfy value-based criteria or contribute to the portfolio’s risk profile. Investments are removed from the portfolio if they exceed full value, add inefficient risk or the initial investment thesis fails. In general, stocks with lower than market volatility, correlation and similar characteristics are preferred in an equity investment process that focuses on bottom-up stock selection.

Securities of the Utility Industry

The Fund generally invests at least 80% of its total assets in the securities of domestic and foreign companies involved to a significant extent in providing products, services or equipment for (i) the generation or distribution of electricity, gas or water, (ii) telecommunications activities or (iii) infrastructure operations, such as airports, toll roads and municipal services. Utilities securities are currently the highest yielding equity sector and have experienced less volatile historic returns relative to the broader stock market. Because of their historically low correlation to the broader equity market, bond market and other types of investments, utilities securities can provide effective diversification to an overall investment portfolio.

Certain segments of the industry and individual companies within such segments may not perform as well as the industry as a whole. Many utility companies historically have been subject to risks of increases in fuel and other operating costs, high interest costs on borrowings needed for capital improvement programs and costs associated with compliance with and changes in environmental and other governmental regulations Rates of return on investment of certain utility companies are subject to approval by government regulators. There can be no assurance that changes in regulatory policies or accounting standards will not negatively affect utility companies’ earnings or dividends. Costs incurred by utilities, such as fuel and purchased power costs, often are subject to immediate market action resulting from such things as political or military forces operating in geographic regions where oil production is concentrated or global or regional weather conditions, such as droughts, while the rates of return of utility companies generally are subject to review and limitation by state public utility commissions, which often results in a lag or an absence of correlation between costs and return. It is also possible that costs may not be offset by return. Certain utilities may have exposure to unregulated operations which may have a higher risk profile than traditional utility operations. These include the marketing and trading of commodities including electricity and gas, as well as the ownership and operation of unregulated, “merchant” generation. The marketing and trading of commodities involve a variety of risks, principally exposure to commodity prices and access to capital. During the 2008-2009 financial crisis a number of industry participants came under severe duress as they struggled to maintain access to capital markets. To the extent that such events were not temporary or continue (or even worsen), this may have an adverse impact on the availability of credit to industry participants. Merchant generation is a highly cyclical industry with a high degree of operating leverage — that is, a small change in the price of power can have a significant impact on profitability. Merchant generators, especially those generating electricity from nuclear reactors and coal plants, have recently been materially weakened by the decline in power prices which has been a direct result of the decline in natural gas prices caused by the development of significant new gas reserves in the United States and Canada. Additionally, the price of oil has recently declined significantly and experienced significant volatility. Further, many of the plants that utilize coal as a fuel could face increased expense complying with environmental regulations that they may or may not be able to recover in the market. There can be no assurance as to the duration of any perceived current dislocation.

Portfolio Investments

Common Stocks

Common stock represents an equity ownership interest in an issuer. The Fund has substantial exposure to common stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the price of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events which affect the issuer. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

Preferred Stocks

Preferred stock, like common stock, represents an equity ownership in an issuer. Generally, preferred stock has a priority of claim over common stock in dividend payments and upon liquidation of the issuer. Unlike common stock, preferred stock does not usually have voting rights. Preferred stock in some instances is convertible into common stock.

Although they are equity securities, preferred stocks have certain characteristics of both debt and common stock. They are debt-like in that their promised income is contractually fixed. They are common stock-like in that they do not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. Furthermore, they have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

In order to be payable, dividends on preferred stock must be declared by the issuer’s board of directors or trustees. In addition, distributions on preferred stock may be subject to deferral and thus may not be automatically payable. Income payments on some preferred stocks are cumulative, causing dividends and distributions to accrue even if not declared by the board of directors or trustees or otherwise made payable. Other preferred stocks are non-cumulative, meaning that skipped dividends and distributions do not continue to accrue. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. The Fund may invest in non-cumulative preferred stock, although Reaves would consider, among other factors, their non-cumulative nature in making any decision to purchase or sell such securities.

Shares of preferred stock have a liquidation value that generally equals the original purchase price at the date of issuance. The market values of preferred stock may be affected by favorable and unfavorable changes impacting the issuers’ industries or sectors. They may also be affected by actual and anticipated changes or ambiguities in the tax status of the security and by actual and anticipated changes or ambiguities in tax laws, such as changes in corporate and individual income tax rates and in the dividends received deduction or the characterization of dividends as tax-advantaged as described herein.

Because the claim on an issuer’s earnings represented by preferred stock may become onerous when interest rates fall below the rate payable on the stock or for other reasons, the issuer may redeem preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher dividend-paying preferred stocks may be reduced and the Fund may be unable to acquire securities paying comparable rates with the redemption proceeds.

Corporate Bonds and Other Debt Securities

If deemed advisable by Reaves to increase income or total return or to reduce risk, the Fund may also invest in corporate bonds, debentures and other debt securities of companies in the Utility Industry or other industries and sectors. Debt securities in which the Fund may invest may pay fixed or variable rates of interest. Bonds and other debt securities generally are issued by corporations and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain debt securities are “perpetual” in that they have no maturity date.

The Fund will not invest more than 15% of its total assets in securities rated below investment grade. The foregoing credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of securities already owned by the Fund in the event of a change in assessment of credit quality or the removal of a rating.

The Fund may invest in corporate bonds including below investment grade quality (e.g., rated below BBB- by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB- by Fitch Ratings Inc. (“Fitch”), or unrated securities that Reaves considers to be their equivalent), commonly known as “junk bonds” (“Non-Investment Grade Bonds”). Investments in Non-Investment Grade Bonds generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk, including the possibility of issuer default and bankruptcy. Non-Investment Grade Bonds are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. In addition, analysis of the creditworthiness of issuers of Non-Investment Grade Bonds may be more complex than for issuers of higher quality securities.

Non-Investment Grade Bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in Non-Investment Grade Bond prices because the advent of recession could lessen the ability of an issuer to make principal and interest payments on its debt obligations. If an issuer of Non-Investment Grade Bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Fund may incur additional expenses to seek recovery. In the case of Non-Investment Grade Bonds structured as zero-coupon, step-up or payment-in- kind securities, their market prices will normally be affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest currently and in cash. Reaves seeks to reduce these risks through diversification, credit analysis and attention to current developments in both the economy and financial markets.

The secondary market on which Non-Investment Grade Bonds are traded may be less liquid than the market for investment grade securities. Less liquidity in the secondary trading market could adversely affect the NAV of the Shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of Non-Investment Grade Bonds, especially in a thinly traded market. When secondary markets for Non-Investment Grade Bonds are less liquid than the market for investment grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is no reliable, objective data available. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly and the Fund may have greater difficulty selling these securities. The Fund will be more dependent on Reaves’ research and analysis when investing in Non-Investment Grade Bonds. Reaves seeks to minimize the risks of investing in all securities through in-depth credit analysis and attention to current developments in interest rate and market conditions.

A general description of the ratings of securities by S&P, Fitch and Moody’s is set forth in Appendix A to the Statement of Additional Information. Such ratings represent these rating organizations’ opinions as to the quality of the securities they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon may have the same yield. For these reasons, the use of credit ratings as the sole method of evaluating Non-Investment Grade Bonds can involve certain risks. For example, credit ratings evaluate the safety or principal and interest payments, not the market value risk of Non-Investment Grade Bonds. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. Reaves does not rely solely on credit ratings when selecting securities for the Fund, and develops its own independent analysis of issuer credit quality.

In the event that a rating agency or Reaves downgrades its assessment of the credit characteristics of a particular issue, the Fund is not required to dispose of such security. In determining whether to retain or sell a downgraded security, Reaves may consider such factors as Reaves’ assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies. However, analysis of the creditworthiness of issuers of Non-Investment Grade Bonds may be more complex than for issuers of high quality debt securities.

Warrants

The Fund may invest in equity and index warrants of domestic and international issuers. Equity warrants are securities that give the holder the right, but not the obligation, to subscribe for equity issues of the issuing company or a related company at a fixed price either on a certain date or during a set period. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities and Bonds with Warrants Attached

The Fund may invest in preferred stocks and fixed-income obligations that are convertible into common stocks of domestic and foreign issuers, and bonds issued as a unit with warrants to purchase equity or fixed income securities. Convertible securities in which the Fund may invest, comprised of both convertible debt and convertible preferred stock, may be converted at either a stated price or at a stated rate into underlying shares of common stock. Because of this feature, convertible securities generally enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities often provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds, and, in addition, fluctuates in relation to the underlying common stock.

Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds may also be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at a favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

Master Limited Partnerships

The Fund may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company typically organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation, storage or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. When investing in an MLP, the Fund generally purchases publicly traded common units issued to limited partners of the MLP. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. The limited partners also receive cash distributions.

Investment Techniques

The Fund may from time to time employ certain investment techniques, including those described below and under “Investment Techniques” in the Statement of Additional Information, in an effort to hedge against fluctuations in the price of portfolio securities, enhance total return or provide a substitute for the purchase or sale of securities. Some of these investment techniques (e.g., purchases of put and call options, options on stock indices and stock index futures and entry into certain credit derivative transactions and short sales, as each are described in the Statement of Additional Information) are intended to be hedges against or substitutes for investments in equity investments. Other investment techniques (e.g., the purchase of interest rate futures and entry into transactions involving interest rate swaps, options on interest rate swaps and certain credit derivatives, as described below or in the Statement of Additional Information) are intended to be hedges against or substitutes for investments in debt securities. In general, Reaves may choose to use these techniques related to investments in debt securities where Reaves determines that such techniques are advisable to increase income or total return or to reduce risk.

The Fund’s ability to utilize any of the techniques described below may be limited by restrictions imposed on its operations in connection with obtaining and maintaining its qualification as a regulated investment company under the Code, compliance with the 1940 Act and applicable SEC staff guidance.

Reaves has claimed, with respect to the Fund, an exclusion from the definition of the term “commodity pool operator” (“CPO”) pursuant to CFTC Regulation 4.5, as promulgated under the Commodity Exchange Act (“CEA”). Therefore, Reaves (with respect to the Fund) is not subject to registration or regulation as a CPO under the CEA. If Reaves becomes subject to these requirements with respect to the Fund, the Fund may incur additional compliance and other expenses.

Under CFTC Regulation 4.5, if an investment company such as the Fund uses swaps, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, it must meet one of the following tests: The aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, Reaves may not market the investment company as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that Reaves is required to register as a CPO, the disclosure and operations of the Fund would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop.

Many of the instruments and techniques described below and in the Statement of Additional Information could constitute a form of potential leverage and as such are subject to the risks described below, under “Use of Leverage,” and in the Statement of Additional Information.

Importantly, the Fund is permitted, but is not required, to utilize the instruments and techniques described below and in the Statement of Additional Information. Accordingly, at any given time, the Fund’s portfolio might not be hedged against, or managed to mitigate, risk, and Reaves might choose not to seek to increase income through the use of these instruments or techniques. In addition, certain provisions of the Code, or other applicable laws, may limit the extent to which the Fund may enter into or otherwise utilize these instruments and techniques.

Interest Rate Swaps and Options Thereon (“Swaptions”)

The Fund may enter into interest rate swap agreements and may purchase and sell put and call options on such swap agreements, commonly referred to as swaptions. The Fund will enter into such transactions for hedging some or all of its interest rate exposure in its holdings of preferred securities and debt securities. Interest rate swap agreements and swaptions are highly specialized investments, and swaptions and certain types of interest rate swap agreements are not traded on or regulated by any securities exchange.

An interest rate swap is an agreement between two parties where one party agrees to pay a contractually stated fixed income stream, usually denoted as a fixed percentage of an underlying “notional” amount, in exchange for receiving a variable income stream, usually based on the London Interbank Offered Rates, and denoted as a percentage of the underlying notional amount.

From the perspective of a fixed rate payer, if interest rates rise, the payer will expect a rising level of income since the payer is a receiver of floating rate income. This would cause the value of the swap contract to rise in value, from the payer’s perspective, because the discounted present value of its obligatory payment stream is diminished at higher interest rates, all at the same time it is receiving higher income. Alternatively, if interest rates fall, the reverse occurs and it simultaneously faces the prospects of both a diminished floating rate income stream and a higher discounted present value of its fixed rate payment obligation. For purposes of completing the analysis, these value changes all work in reverse from the perspective of a fixed rate receiver.

A swaption is an agreement between two parties where one party purchases the right from the other party to enter into an interest rate swap at a specified date and for a specified fixed rate yield (or “exercise” yield). In a pay-fixed swaption, the holder of the swaption has the right to enter into an interest rate swap as a payer of fixed rate and receiver of variable rate, while the writer of the swaption has the obligation to enter into the other side of the interest rate swap. In a receive-fixed swaption, the holder of the swaption has the right to enter into an interest rate swap as a receiver of fixed rate and a payer of variable rate, while the writer of the swaption has the obligation to enter into the opposite side of the interest rate swap.

A pay-fixed swaption is analogous to a put option on Treasury securities in that it rises in value as interest rate swap yields rise. A receive-fixed swaption is analogous to a call option on Treasury securities in that it rises in value as interest rate swap yields decline. As with other options on securities, indices, or futures contracts, the price of any swaption will reflect both an intrinsic value component, which may be zero, and a time premium component. The intrinsic value component represents what the value of the swaption would be if it were immediately exercisable into the underlying interest rate swap. The intrinsic value component measures the degree to which an option is in-the-money, if at all. The time premium represents the difference between the actual price of the swaption and the intrinsic value.

It is customary market practice for swaptions to be “cash settled” rather than an actual position in an interest rate swap being established at the time of swaption expiration. For reasons set forth more fully below, Reaves expects to enter strictly into cash-settled swaptions, i.e., where the exercise value of the swaption is determined by reference to the market for interest rate swaps then prevailing.

Temporary Investments

During unusual market circumstances, the Fund may invest temporarily in cash, money market securities, money market mutual funds or cash equivalents, which may be inconsistent with the Fund’s investment objective. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations.

Portfolio Turnover

Reaves may sell securities to realize capital losses that can be used to offset capital gains (but not tax-advantaged dividends or other ordinary income) or in connection with dividend recapture strategies. Use of these strategies will increase portfolio turnover. Although the Fund cannot accurately predict its portfolio turnover rate, it may exceed 100% from time to time (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Fund and may result in realization of net short-term capital gains.

Illiquid Securities

The Fund may invest in securities for which there is no readily available trading market or are otherwise illiquid. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(2) of the 1933 Act, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by Reaves pursuant to procedures adopted by the Board, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If the Fund invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities. The Fund may also, to a limited extent, invest in securities of U.S. and non-U.S. issuers that are issued through offerings made pursuant to Regulation S of the 1933 Act.

It may be difficult to sell such securities at a price representing their fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income.

When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Fund’s assets. While there is a risk that large fluctuations in the market value of the Fund’s assets could affect NAV, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of Reaves. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Dividend Capture Trading

The Fund may seek to enhance the level of dividend income it receives by engaging in dividend capture trading. In a dividend capture trade, the Fund would sell a stock that it held past its ex-dividend date to purchase another stock paying a dividend before the next dividend of the stock being sold. By entering into such trades, the Fund could augment the amount of dividend income it receives over the course of a year. The use of dividend capture strategies will expose the Fund to increased trading costs and the potential for capital loss.

Risk Factors [Table Text Block]

RISK FACTORS

The information contained under the heading “Summary of Updated Information Regarding the Fund—Risk Factors” in the Fund’s Annual Report is incorporated herein by reference. Each of the risk factors contained thereunder is a principal risk of the Fund. Investors should consider the specific risk factors and special considerations associated with investing in the Fund. An investment in the Fund is subject to investment risk, including the possible loss of your entire investment. A Prospectus Supplement relating to an offering of the Fund’s securities may identify additional risk associated with such offering.

Effects of Leverage [Text Block]

USE OF LEVERAGE

The Fund currently uses leverage primarily through borrowing. More specifically, the Fund has entered into the Credit Agreement, as described above and as described in more detail below. The Fund has no present intention of issuing preferred shares, although it has done so in the past and may choose to do so in the future. The Fund may add leverage to its portfolio from time to time by utilizing reverse repurchase agreements, dollar rolls or other forms of borrowings, such as bank loans or commercial paper. The Fund may also enter into other transactions that may give rise to a form of leverage including, among others, credit default or interest rate swap contracts, options contracts, futures and forward contracts and other derivative or potentially leveraged transactions described above, loans of portfolio securities, short sales and when-issued, delayed delivery and other forward commitment transactions.

The Fund generally does not use leverage if Reaves anticipates that it would result in a lower return to common shareholders for any significant amount of time. The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions, which otherwise might require untimely dispositions of Fund securities.

Following completion of an offering, the Fund may increase the amount of its outstanding leverage. The Fund may do so by engaging in additional borrowings, including through the use of reverse repurchase agreements, in order to maintain the Fund’s desired leverage ratio at that time, taking into account the additional assets raised through the issuance of common shares in an offering. The Fund may also add leverage through the use of credit default or interest rate swaps and other derivative transactions and/or the other techniques noted above. There is no assurance, however, that the Fund will determine to add leverage following an offering, as the Fund intends to utilize leverage opportunistically and may choose to increase or decrease its use of leverage over time and from time to time based on the Investment Adviser’s assessment of market conditions and other factors. In addition, if the Fund determines to add leverage following an offering, it is not possible to predict with accuracy the precise amount of leverage that would be added, in part, because it is not possible to predict the number of common shares that ultimately will be subscribed for in an offering. Leverage creates risks for holders of the common shares, including the likelihood of greater volatility of NAV and market price of the common shares. There is a risk that fluctuations in the dividend rates on any preferred shares may adversely affect the return to the holders of the common shares. If the income from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return on the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to common shareholders as dividends and other distributions will be reduced. Reaves in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate in the circumstances.

Changes in the value of the Fund’s portfolio (including investments bought with the proceeds of the preferred shares offering or borrowing program) will be borne entirely by the common shareholders. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, the leverage will decrease (or increase) the NAV per share to a greater extent than if the Fund were not leveraged.

The fees received by Reaves and Paralel are based on the total assets of the Fund, including assets represented by leverage. During periods in which the Fund is using leverage, the fees paid to Reaves for investment advisory services and to Paralel for administrative services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund’s total assets, including proceeds from borrowings and the issuance of any preferred shares. Therefore, Reaves and Paralel may have a financial incentive to use leverage, which creates a conflict of interest between Reaves and Paralel and common shareholders. Reaves and Paralel will seek to manage this conflict of interest by utilizing leverage only when they determine such action is in the best interests of the Fund. The Board reviews the Fund’s leverage on a periodic basis, and the Fund’s use of leverage may be increased or decreased subject to the Board’s oversight and applicable law. As discussed under “Description of Capital Structure — Preferred Shares,” the Fund’s issuance of any preferred shares may alter the voting power of common shareholders.

Capital raised through leverage will be subject to dividend or interest payments, which may exceed the income and appreciation on the assets purchased. The issuance of preferred shares or entering into a borrowing program involves expenses and other costs and may limit the Fund’s freedom to pay dividends on common shares or to engage in other activities. The issuance of a class of preferred shares or incurrence of borrowings having priority over the Fund’s common shares creates an opportunity for greater return per common share, but at the same time such leveraging is a speculative technique in that it will increase the Fund’s exposure to capital risk. Unless the income and appreciation, if any, on assets acquired with leverage proceeds exceed the associated costs of such preferred shares or borrowings (and other Fund expenses), the use of leverage will diminish the investment performance of the Fund’s common shares compared with what it would have been without leverage.

The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies that may issue ratings for any preferred shares issued by the Fund and by borrowing program covenants. These guidelines and covenants may impose asset coverage or Fund composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will significantly impede Reaves from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.

Under the 1940 Act, the Fund is not permitted to issue preferred shares unless immediately after such issuance the total asset value of the Fund’s portfolio is at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation value may not exceed 50% of the Fund’s total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration, the NAV of the Fund’s portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of such liquidation value of the preferred stock. If preferred shares are issued, the Fund intends, to the extent possible, to purchase or redeem preferred shares, from time to time, to maintain coverage of any preferred shares of at least 200%. Common shareholders elect each of the Trustees of the Fund. However, if the Fund issues preferred shares, the holders of the preferred shares will elect two of the Trustees of the Fund. In the event the Fund failed to pay dividends on its preferred shares for two years, preferred shareholders would be entitled to elect a majority of the Trustees until the dividends are paid.

To qualify for federal income taxation as a “regulated investment company,” the Fund must satisfy certain requirements relating to the sources of its income and diversification of its assets, and must distribute in each taxable year at least 90% of its investment company taxable income (including net interest income and net short-term gain). The Fund also will be required to distribute annually substantially all of its income and capital gain, if any, to avoid imposition of a nondeductible 4% federal excise tax.

The Fund’s willingness to issue new securities for investment purposes, and the amount the Fund will issue, will depend on many factors, the most important of which are market conditions and interest rates. Successful use of a leveraging strategy may depend on Reaves’ ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

The Fund’s use of leverage creates special risks not associated with unleveraged funds having similar investment objectives and policies. These include the possibility of higher volatility of the Fund’s NAV and the asset coverage of the Fund’s indebtedness. There is a risk that fluctuations in the dividend rates on any preferred shares issued by the Fund may adversely affect the return to the common shareholders. If the income and capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return on the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to common shareholders as dividends and other distributions will be reduced.

Changes in the value of the Fund’s portfolio (including investments bought with the proceeds of the leverage program) will be borne entirely by the common shareholders. If there is a net decrease in the value of the Fund’s investment portfolio, the use of leverage will likely cause a greater decrease in the NAV per common share and the market value per common share than if the Fund were not leveraged.

Use of Leverage through the Credit Agreement — The Fund has entered into a Credit Agreement with the Bank. Under the terms of the Credit Agreement, the Fund is allowed to borrow up to $650,000,000 (the “Commitment Amount”). Interest is charged at a rate of the one month SOFR (“Secured Overnight Financing Rate”) plus 0.65%. Borrowings under the Credit Agreement are secured by all or a portion of assets of the Fund that are held by the Fund’s custodian in a memo-pledged account (the “pledged collateral”). Under the terms of the Credit Agreement, a commitment fee applies when the amount outstanding is less than 80% of the Commitment Amount. This commitment fee is equal to 0.15% times the Commitment Amount less the amount outstanding under the Credit Agreement and is computed daily and payable quarterly in arrears. Borrowing commenced under the terms of the Credit Agreement on April 27, 2022.

For the period ended April 30, 2024, the average amount borrowed under the Credit Agreement was $537,307,692 at a weighted average rate of 5.99%. As of April 30, 2024, the amount of outstanding borrowings was $545,000,000, the interest rate was 5.97%, and the fair value of pledged collateral was $1,090,000,016.

Effects of Leverage — Fluctuations in interest rates on the Fund’s indebtedness will affect the dividend to Common Shareholders. Holders of common shares receive all net income from the Fund remaining after payment of interest on the Fund’s indebtedness and generally are entitled to a pro rata share of net realized capital gains, if any. Further, in the event the Fund were ever to be liquidated, the holder(s) of the Fund’s indebtedness would be entitled to receive repayment of outstanding principal plus accumulated and unpaid interest thereon before any distribution is made to the Fund’s common shareholders.

As of April 30, 2024, the total amount of leverage through the Credit Agreement constituted approximately 20.3% of the Fund’s total assets. The use of leverage has generally provided holders of common shares with a higher dividend than such holders would have otherwise received. However, there can be no assurance that the Fund will be able to continue to realize such a higher net return on its investment portfolio. Changes in certain factors could cause the relationship between the interest paid on the Fund’s indebtedness to increase relative to the dividend and interest rates on the portfolio securities in which the Fund may be invested. Under such conditions the benefit of leverage to Common Shareholders will be reduced and the Fund’s use of leverage could result in a lower rate of return to Common Shareholders than if the Fund were not leveraged.

Share Price [Table Text Block]

Quarter Ended		Market Price		Net Asset Value at		Market Premium (Discount) to Net Asset Value at
		High	Low	Market High	Market Low	Market High	Market Low
2024	July 31	$28.75	$26.11	$27.97	$26.26	2.79%	(0.57)%
	April 30	$27.10	$25.26	$26.62	$25.14	1.80%	0.48%
	January 31	$27.88	$24.47	$27.54	$24.87	1.23%	(1.61)%
2023	October 31	$28.18	$23.24	$27.57	$23.38	2.21%	(1.11)%
	July 31	$29.07	$26.57	$28.91	$26.42	0.55%	0.53%
	April 30	$30.32	$26.32	$29.96	$26.41	1.20%	(3.02)%
	January 31	$30.71	$27.02	$30.44	$27.45	0.01%	(0.02)%
2022	October 31	$34.02	$24.55	$33.85	$25.10	0.51%	(5.58)%
	July 31	$34.50	$28.85	$34.02	$28.56	2.59%	1.02%
	April 30	$35.43	$30.76	$36.13	$30.71	(1.94)%	(0.65)%
	January 31	$35.44	$32.20	$34.79	$31.95	1.90%	(1.08)%

Risks Associated with Offerings of Additional Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Offerings of Additional Common Shares. The voting power of current shareholders will be diluted to the extent that current shareholders do not purchase shares in any future offerings of shares or do not purchase sufficient shares to maintain their percentage interest. If the Fund is unable to invest the proceeds of such offering as intended, the Fund’s per common share distribution may decrease and the Fund may not participate in market advances to the same extent as if such proceeds were fully invested as planned. If the Fund sells common shares at a price below NAV pursuant to the consent of shareholders, shareholders will experience a dilution of the aggregate NAV per common share because the sale price will be less than the Fund’s then-current NAV per common share. Similarly, were the expenses of the offering to exceed the amount by which the sale price exceeded the Fund’s then current NAV per common share, shareholders would experience a dilution of the aggregate NAV per common share. This dilution will be experienced by all shareholders, irrespective of whether they purchase common shares in any such offering. See “Description of the Common Shares–Common Shares.”

Additional Risks of Rights [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Additional Risks of Rights. There are additional risks associated with an offering of Rights. Shareholders who do not exercise their Rights may, at the completion of such an offering, own a smaller proportional interest in the Fund than if they exercised their Rights. As a result of such an offering, a shareholder may experience dilution in NAV per share if the subscription price per share is below the NAV per share on the expiration date. If the subscription price per share is below the NAV per share of the Fund’s common shares on the expiration date, a shareholder will experience an immediate dilution of the aggregate NAV of such shareholder’s common shares if the shareholder does not participate in such an offering and the shareholder will experience a reduction in the NAV per share of such shareholder’s common shares whether or not the shareholder participates in such an offering. Such a reduction in NAV per share may have the effect of reducing market price of the common shares. The Fund cannot state precisely the extent of this dilution (if any) if the shareholder does not exercise such shareholder’s Rights because the Fund does not know what the NAV per share will be when the offer expires or what proportion of the Rights will be exercised. If the subscription price is substantially less than the then current NAV per common share at the expiration of a rights offering, such dilution could be substantial. Any such dilution or accretion will depend upon whether (i) such shareholders participate in the rights offering and (ii) the Fund’s NAV per common share is above or below the subscription price on the expiration date of the rights offering. In addition to the economic dilution described above, if a Common Shareholder does not exercise all of their rights, the Common Shareholder will incur voting dilution as a result of this rights offering. This voting dilution will occur because the Common Shareholder will own a smaller proportionate interest in the Fund after the rights offering than prior to the rights offering. There is a risk that changes in market conditions may result in the underlying common shares purchasable upon exercise of the subscription rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the subscription rights. If investors exercise only a portion of the rights, the number of common shares issued may be reduced, and the common shares may trade at less favorable prices than larger offerings for similar securities. Subscription rights issued by the Fund may be transferable or non-transferable rights. In a non-transferable rights offering, Common Shareholders who do not wish to exercise their rights will be unable to sell their rights. In a transferrable rights offering, the Fund will use its best efforts to ensure an adequate trading market for the rights; however, investors may find that there is no market to sell rights they do not wish to exercise.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Fund anticipates using leverage, which will magnify the Fund’s investment, market and certain other risks. The common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer Risk. The value of common and preferred stocks may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Income Risk. The income that common shareholders receive from the Fund is based primarily on the dividends and interest it earns from its investments, which can vary widely over the short and long-term. If prevailing market interest rates drop, distribution rates of the Fund’s holdings and common shareholder’s income from the Fund could drop as well. The Fund’s income also would likely be affected adversely if prevailing short-term interest rates increase and the Fund is utilizing leverage.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Leverage Risk. Described in the “Use of Leverage” section above.
Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk. The Fund’s investment program and the tax treatment of Fund distributions may be affected by Internal Revenue Service (“IRS”) interpretations of the Internal Revenue Code of 1986, as amended (the “Code”), future changes in tax laws and regulations. There can be no assurance that any portion of the Fund’s income distributions will not be fully taxable as ordinary income. The Fund’s ability to pursue its investment objective, the value of the Fund’s investments and the Fund’s NAV may be adversely affected by changes in tax rates and policies. Because the Fund’s investment objective is to provide a high level of after-tax yield and total return consisting primarily of dividend and interest income and capital appreciation, the Fund’s ability to invest, and the attractiveness of investing in, equity securities that pay qualified dividend income in relation to other investment alternatives will be affected by changes in federal income tax laws and regulations, including changes in the qualified dividend income provisions. Any proposed or actual changes in such rates, therefore, can significantly and adversely affect the after-tax returns of the Fund’s investments in equity securities. Any such changes also could significantly and adversely affect the Fund’s NAV, as well as the Fund’s ability to acquire and dispose of equity securities at desirable returns and price levels and the Fund’s ability to pursue its investment objective. The Fund cannot assure you as to the portion, if any, of the Fund’s dividends that will be qualified dividend income. Further, in order to avoid corporate income tax at the level of the Fund, it must qualify each year as a regulated investment company under the Code.

Sector/Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector/Industry Risk. The “Utility Industry” generally includes companies involved in providing products, services or equipment for (i) the generation or distribution of electricity, gas or water, (ii)  telecommunications activities or (iii) infrastructure operations, such as airports, toll roads and municipal services. The Fund invests a significant portion of its total assets in securities of utility companies, which may include companies in the electric, gas, water, telecommunications sectors, as well as other companies engaged in other infrastructure operations. This may make the Fund more susceptible to adverse economic, political or regulatory occurrences affecting those sectors. As concentration of the Fund’s investments in a sector increases, so does the potential for fluctuation in the NAV of common shares.

Risks that are intrinsic to utility companies include difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasional reduced availability and high costs of natural gas and other fuels, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials, the disposal of radioactive wastes, shutdown of facilities or release of radiation resulting from catastrophic events, disallowance of costs by regulators which may reduce profitability, and changes in market structure that increase competition.

In many regions, including the United States, the Utility Industry is experiencing increasing competitive pressures, primarily in wholesale markets, as a result of consumer demand, technological advances, greater availability of natural gas with respect to electric utility companies and other factors. For example, the Federal Energy Regulatory Commission (the “FERC”) has implemented regulatory changes to increase access to the nationwide transmission grid by utility and non-utility purchasers and sellers of electricity. A number of countries, including the United States, are considering or have implemented methods to introduce and promote retail competition. Changes in regulation may result in consolidation among domestic utilities and the disaggregation of many vertically integrated utilities into separate generation, transmission and distribution businesses. As a result, additional significant competitors could become active in certain parts of the Utility Industry.

Due to the high costs of developing, constructing, operating and distributing assets and facilities many utility companies are highly leveraged. As such, movements in the level of interest rates may affect the returns from these assets. See “Risk Factors—Sector/Industry Risk—Interest Rate Risk.”

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration Risk. The Fund’s investments will be concentrated in the Utility Industry. The focus of the Fund’s portfolio on this sector may present more risks than if the Fund’s portfolio were broadly spread over numerous sectors of the economy. A downturn in this sector (or any sub-sectors within it) would have a larger impact on the Fund than on an investment company that does not concentrate solely in this specific sector (or in specific sub-sectors). At times, the performance of companies in the Utility Industry (or a specific sub-sector) may lag the performance of other sectors or the broader market as a whole.

Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Common Stock Risk. The Fund will have substantial exposure to common stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the price of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. Common stock is subordinated to preferred stock and debt in a company’s capital structure with respect to priority in the right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities Risk. Investments in securities of non-U.S. issuers will be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, social, political and economic instability, differences in securities regulation and trading, expropriation or nationalization of assets, and foreign taxation issues. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of the Fund’s securities. It may also be more difficult to obtain and enforce a judgment against a non-U.S. issuer. Foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments. The risks of foreign investing may be magnified for investments in issuers located in emerging market countries.

To the extent the Fund invests in depositary receipts, the Fund will be subject to many of the same risks as when investing directly in non-U.S. securities. The holder of an unsponsored depositary receipt may have limited voting rights and may not receive as much information about the issuer of the underlying securities as would the holder of a sponsored depositary receipt.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk. Investments in securities that trade in and receive revenues in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in those currencies. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, any amounts not recovered will reduce the income received by the Fund, and may reduce distributions to common shareholders. These risks are generally heightened for investments in emerging market countries.

Small and Mid-Cap Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small and Mid-Cap Stock Risk. The Fund may invest in companies of any market capitalization. The Fund considers small companies to be those with a market capitalization up to $2 billion and medium-sized companies to be those with a market capitalization between $2 billion and $10 billion. Smaller and medium-sized company stocks may be more volatile than, and perform differently from, larger company stocks. There may be less trading in the stock of a smaller or medium-sized company, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller and medium-sized companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller or medium-sized company’s stock price than is the case for a larger company. As a result, the purchase or sale of more than a limited number of shares of a small or medium-sized company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium-sized company stocks may not be well known to the investing public and may be held primarily by insiders or institutional investors.

Non-Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Investment Grade Securities Risk. Investments in securities of below investment grade quality, if any, are predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, preferred stocks and bonds of below investment grade quality (also known as “junk bonds”) entail greater potential price volatility and may be less liquid than higher-rated securities. Issuers of below investment grade quality preferred stocks and bonds are more likely to default on their payments of dividends/interest and liquidation value/principal owed to the Fund, and such defaults will reduce the Fund’s NAV and income distributions.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. Credit risk is the risk that an issuer of a preferred or debt security will become unable to meet its obligation to make dividend, interest and principal payments. In general, lower rated preferred or debt securities carry a greater degree of credit risk. If rating agencies lower their ratings of preferred or debt securities in the Fund’s portfolio, the value of those obligations could decline. In addition, the underlying revenue source for a preferred or debt security may be insufficient to pay dividends, interest or principal in a timely manner.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk. Although it may use other derivative instruments from time to time as described in the Statement of Additional Information, the Fund’s derivatives usage to date has generally been limited to equity options, including writing covered calls, the purchase of calls and the sale of puts. A decision as to whether, when and how to use options involves the exercise or skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The Fund may also, from time to time, choose to use interest rate swaps (or options thereon). Derivatives transactions of the types described above subject the Fund to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. The Fund’s use of derivative instruments involves investments risks and transactions costs to which the Fund would not be subject absent the use of these instruments and, accordingly, may result in losses greater than if they had not been used. The Fund also will be subject to credit risk with respect to the counterparties to the over-the-counter derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. As a general matter, dividends received on hedged stock positions are characterized as ordinary income and are not eligible for favorable tax treatment. In addition, use of derivatives may give rise to short-term capital gains and other income that would not qualify for payments by the Fund of tax-advantaged dividends.

Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Stock Risk. The Fund may have exposure to preferred stocks. In addition to credit risk, investments in preferred stocks involve certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “noncumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Fund owns a preferred stock that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving income on this position. Preferred stocks often contain provisions that allow for redemption in the event of certain tax or legal changes or at the issuers’ call. In the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period, which varies by issue. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities Risk. In addition to credit risk, investments in debt securities carry certain risks including: redemption risk (debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return); limited voting rights (debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default; and liquidity (certain debt securities may be substantially less liquid than many other securities, such as U.S. government securities or common stocks).

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the purchasing power of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions thereon can decline.

Illiquid Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Securities Risk. The Fund may invest in securities for which there is no readily available trading market or which are otherwise illiquid. The Fund may not be able readily to dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. In addition, the limited liquidity could affect the market price of the securities, thereby adversely affecting the Fund’s NAV.

Market Price of Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Price of Common Shares. The shares of closed-end management investment companies often trade at a discount from their NAV, and the Fund’s common shares may likewise trade at a discount from NAV. The trading price of the Fund’s common shares may be less than the public offering price. The returns earned by common shareholders who sell their common shares below NAV will be reduced. As of April 30, 2024, the Fund’s common shares are trading at a premium to NAV.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it has an actively managed portfolio. Reaves and the individual portfolio managers apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as the escalated conflict in the Middle East and the ongoing Russia-Ukraine conflict, terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell securities to meet redemptions. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, wars, conflicts and social unrest, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown. These events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations. The value of the Fund’s investments may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.

Legislation, Policy and Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legislation, Policy and Regulatory Risk. At any time after the date of this Prospectus, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund or the issuers of such assets. Recent changes in the U.S. political landscape and changing approaches to regulation may have a negative impact on the entities and/or securities in which the Fund invests. Legislation or regulation may also change the way in which the Fund itself is regulated. New or amended regulations may be imposed by the Commodity Futures Trading Commission (“CFTC”), the SEC, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) or other financial regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to financial reform legislation in the United States. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental agencies.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. Interest rate risk is the risk that preferred stocks paying fixed dividend rates and fixed-rate debt securities will decline in value because of changes in market interest rates. When interest rates rise the market value of such securities generally will fall. An investment by the Fund in preferred stocks or fixed-rate debt securities means that the NAV and price of the common shares may decline if market interest rates rise. In typical interest rate environments, the prices of longer term debt securities generally fluctuate more than the prices of shorter-term debt securities as interest rates change. These risks may be greater in the current market environment because certain interest rates are near historically low levels. During periods of declining interest rates, an issuer of preferred stock or fixed-rate debt securities may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower yielding securities. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected payments. This may lock in a below market yield, increase the security’s duration, and reduce the value of the security. The value of the Fund’s common stock investments may also be influenced by changes in interest rates.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		1095 Avenue of the Americas
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10036
Contact Personnel Name		Allison M. Fumai
Common Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1],[3]	0.00%
Management Fees [Percent]	[4],[5]	0.72%
Interest Expenses on Borrowings [Percent]	[5],[6]	1.58%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5],[7]	0.23%
Total Annual Expenses [Percent]	[5]	2.53%
Expense Example, Year 01		$ 26
Expense Example, Years 1 to 3		79
Expense Example, Years 1 to 5		134
Expense Example, Years 1 to 10		$ 286
General Description of Registrant [Abstract]
Lowest Price or Bid			$ 29.95	$ 26.11	$ 25.26	$ 24.47	$ 23.24	$ 26.57	$ 26.32	$ 27.02	$ 24.55	$ 28.85	$ 30.76	$ 32.20
Highest Price or Bid			$ 30.18	28.75	27.10	27.88	28.18	29.07	30.32	30.71	34.02	34.50	35.43	35.44
Lowest Price or Bid, NAV				26.26	25.14	24.87	23.38	26.42	26.41	27.45	25.10	28.56	30.71	31.95
Highest Price or Bid, NAV				$ 27.97	$ 26.62	$ 27.54	$ 27.57	$ 28.91	$ 29.96	$ 30.44	$ 33.85	$ 34.02	$ 36.13	$ 34.79
Highest Price or Bid, Premium (Discount) to NAV [Percent]			1.82%	2.79%	1.80%	1.23%	2.21%	0.55%	1.20%	0.01%	0.51%	2.59%	(1.94%)	1.90%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			1.05%	(0.57%)	0.48%	(1.61%)	(1.11%)	0.53%	(3.02%)	(0.02%)	(5.58%)	1.02%	(0.65%)	(1.08%)
Share Price			$ 30.05
NAV Per Share			$ 29.64
Latest Premium (Discount) to NAV [Percent]			1.38%

[1]	If common shares to which this Prospectus relates are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.
[2]	There will be no brokerage charges with respect to common shares of beneficial interest issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your common shares held in a dividend reinvestment account.
[3]	Amount represents less than 0.00% of the offering price.
[4]	The investment advisory fee is charged as a percentage of the Fund’s average daily total assets.
[5]	If common shares to which this Prospectus relates are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.
[6]	Assumes the use of leverage in the form of borrowing under the Credit Agreement representing 20.3% of the Fund’s total assets as of April 30, 2024 (including any additional leverage obtained through the use of borrowed funds) at an average annual interest rate cost to the Fund of 5.99%.
[7]	Other Expenses are estimated based on estimated amounts for the current fiscal year.